Warrants - Outstanding (Q1) (Details) - USD ($) $ / shares in Units, $ in Millions								1 Months Ended				3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 30, 2020	Jul. 20, 2020	Jun. 24, 2020	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019	May 06, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Warrants
Warrants outstanding (in shares)												59,501,978			16,981,854
Warrants acquired (in shares)							712,823				712,823
Issued (in shares)	400,000	200,000	1,000,000	1,003,232	937,500	11,000			570,258	1,990,624		3,288,400		17,414,030	49,928,469
Exercised (in shares)												(1,839,275)	(1,687,690)	(1,144,999)	(1,937,690)
Terminated/Expired (in shares)								(2,512,321)				(76,926)			(5,470,655)
Warrants outstanding (in shares)								59,501,978				60,874,177	59,501,978	16,981,854	59,501,978
Exercise Price
Warrants outstanding (in dollars per share)												$ 1.22			$ 3.23
Warrants acquired (in dollars per share)							$ 3.90				$ 3.90
Issued (in dollars per share)												1.45		$ 3.27	0.77
Warrants exercised (in dollars per share)												0.76		3.50	0.58
Terminated/Expired (in dollars per share)												0.65			3.07
Warrants outstanding (in dollars per share)								$ 1.22				$ 1.18	$ 1.22	$ 3.23	$ 1.22
Warrants outstanding, intrinsic value								$ 23.8				$ 31.3	$ 23.8	$ 12.2	$ 23.8